Mezzanine Equity and Stockholders' Deficiency - Summary of Rollforward of Balance of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		$ 3,061
Issuance of redeemable noncontrolling interest in EduTech		515	$ 4,471
Net income (loss) attributable to redeemable noncontrolling interest		(397)	(27)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest		(397)	(27)
Ending balance	$ 3,061	3,696	3,061
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	3,034	3,061
Issuance of redeemable noncontrolling interest in EduTech		238
Net income (loss) attributable to redeemable noncontrolling interest		(178)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest		0
Adjustment to present redemption value	27	575
Ending balance	$ 3,061	$ 3,696	$ 3,061